Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Aug. 10, 2022	Feb. 15, 2022	Jul. 29, 2022	Jan. 31, 2022	Dec. 31, 2021
Minimum payment amount	$ 16,728
Debt description	The repayment start date is August 15, 2022, with a minimum payment amount of $16,728 over every 60-day period. The final repayment date is February 6, 2024, if total repayment amount is not paid as of that date.
Fixed fee	$ 11,152
Payment percentage of receipts amount	25.00%
Repayment amount	$ 150,522
Aggregate Purchase Price				$ 8,500,000
Acquisition Consideration Paid To Seller Parties				8,000,000
Acquisition Consideration Deposited				$ 500,000
Original Issue Discount					$ 44,800
Conversion Price					$ 0.10
Andrew Hoyen [Member] | Subsequent Event [Member]
Line of Credit			$ 100,000
Current outstanding principal balance			90,000
Accrued interest			$ 16,000
Options to acquire			400,000
Remaining accrued and unpaid interest			$ 10,930
Financing Arrangement [Member]
Common Stock, Shares Purchased		121,407
Cash Fee Payment		$ 14,650
Lend Amount		370,000
Original Issue Discount		$ 37,000
Common Stock, Share Price		$ 0.17
Common Stock, Fixed Price		0.192
Conversion Price		$ 0.10
Percentage Of Penalty Due		15.00%
Warrant Coverage On The Principal Amount		40.00%
Percentage Of Gross Proceeds Of Loan		4.39%
Percentage Of Exercise Price Of Warrant Issued		120.00%
Warrant Coverage On Gross Proceeds Of Loan		7.00%
Bears Interest Rate		8.00%
Warrant Issued To Purchase Shares Of Common Stock		925,000
Warrant Issued To Purchase Shares Of Common Stock, Purchase Price		$ 0.16